Net Periodic Benefit Expense Income and Amounts Recognized in Other Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Net actuarial (loss)			$ (370)	$ (245)
Prior service credit (cost)			126	160
Total income (loss)			(244)	(85)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year
Net actuarial loss			29
Prior service cost (credit)			(33)
Total included in accumulated other comprehensive income (loss)			(4)
Pension Benefits
Components of net periodic benefit expense (income):
Service cost	$ 12	$ 13	44	42	$ 27
Interest cost	8	9	29	29	30
Expected return on plan assets	(7)	(8)	(25)	(24)	(23)
Amortization of prior service cost (credit)	0	0	1	1	1
Recognized net actuarial loss	6	4	12	22	21
Recognized curtailment loss (gain)			1	0	0
Net periodic benefit expense (income)	19	18	62	70	56
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Net actuarial (loss)			(312)	(180)
Prior service credit (cost)			(4)	(4)
Total income (loss)			(316)	(184)
Net gain (loss) arising during the year:
Net actuarial gain (loss)			(144)	128	(100)
Prior service credit (cost)			(2)	0	(1)
Curtailment loss			0	12	0
Curtailment - prior service cost			1	0	0
Acquisitions			0	0	0
Net gain (loss) reclassified into income:
Net actuarial loss			12	22	21
Prior service cost (credit)			1	1	1
Total gain (loss) recognized in other comprehensive income			(132)	163	(79)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year
Net actuarial loss			24
Prior service cost (credit)			1
Total included in accumulated other comprehensive income (loss)			25
Other Postretirement Benefits
Components of net periodic benefit expense (income):
Service cost	1	1	3	5	5
Interest cost	1	1	3	2	4
Expected return on plan assets	0	0	0	0	0
Amortization of prior service cost (credit)	(9)	(9)	(34)	(36)	(37)
Recognized net actuarial loss	1	1	6	9	11
Recognized curtailment loss (gain)			0	(17)	0
Net periodic benefit expense (income)	$ (6)	$ (6)	(22)	(37)	(17)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Net actuarial (loss)			(58)	(65)
Prior service credit (cost)			130	164
Total income (loss)			72	99
Net gain (loss) arising during the year:
Net actuarial gain (loss)			2	25	2
Prior service credit (cost)			0	0	0
Curtailment loss			0	2	0
Curtailment - prior service cost			0	(17)	0
Acquisitions			0	(5)	0
Net gain (loss) reclassified into income:
Net actuarial loss			6	9	11
Prior service cost (credit)			(35)	(36)	(37)
Total gain (loss) recognized in other comprehensive income			(27)	$ (22)	$ (24)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year
Net actuarial loss			5
Prior service cost (credit)			(34)
Total included in accumulated other comprehensive income (loss)			$ (29)